Operations and principal activities - Consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operations and Reorganization
Total revenues	¥ 1,692,463	$ 265,585	¥ 1,294,988	¥ 1,151,637
Total Costs	(327,889)	(51,453)	(212,206)	(198,630)
Total operating expenses	1,397,144	219,243	1,139,476	807,832
Income /(loss) from non-operations	12,044	1,890	8,916	34,776
Income/(loss) before income tax expense	(16,405)	(2,575)	93	226,459
Income tax expense	21,231	3,332	(4,784)	49,735
Net loss	(37,636)	(5,907)	4,877	176,724
Net loss attributable to noncontrolling interests	(29,265)	(4,592)	(930)
Net income attributable to So-Young International Inc	(8,371)	$ (1,315)	5,807	176,724
VIEs and VIEs Subsidiaries
Operations and Reorganization
Total revenues	1,573,519		1,294,888	1,151,637
Total Costs	(828,302)		(548,414)	(624,634)
Total operating expenses	(822,210)		(762,995)	(508,287)
Income /(loss) from non-operations	(7,557)		4,281	14,089
Income/(loss) before income tax expense	(84,550)		(12,240)	32,805
Income tax expense	(23,524)		(11,433)	(33,096)
Net loss	(108,074)		(23,673)	(291)
Net loss attributable to noncontrolling interests	28,533		930
Net income attributable to So-Young International Inc	(79,541)		(22,743)	(291)
VIEs and VIEs Subsidiaries | Third-party
Operations and Reorganization
Total revenues	1,573,161		1,294,888	1,151,637
Total Costs	(221,286)		(182,736)	(184,712)
VIEs and VIEs Subsidiaries | Inter-company
Operations and Reorganization
Total revenues	358
Total Costs	¥ (607,016)		¥ (365,678)	¥ (439,922)